Form 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

     1)   Name and Address of Issuer:

               Saturna Investment Trust
               1300 North State Street
               Bellingham, WA  98225

     2) Name of each series or class of funds for which this notice is filed:

               Sextant Growth Fund
               Idaho Tax Exempt Fund
               Sextant Bond Income Fund
               Sextant Short Term Bond Fund
               Sextant International Fund

     3)   Investment Company Act File Number :    811-5071

               Securities Act File Number:   33-13247

     4)   Last day of fiscal year for which this notice is filed:
          November 30, 1995

     5) Check box if this notice is being filed more than 180 days after the close of the issuer fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
          [ ]

     6)   Date   of  termination   of   issuer's   declaration   under
          Rule 24f-2(a)(1), if applicable (see Instruction A.6): NOT
          APPLICABLE

     7) Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

     8) Number and amount of securities registered during the fiscal year other than those pursuant to Rule 24f-2: NONE

                                                          Dollars       Shares
          9)   Number and aggregate sale price of
               securities sold during fiscal year
               1995                                    $2,944,679.00    678,056

                    Sextant Growth Fund                   306,751.00     43,111
                    Idaho Tax Exempt Fund                 793,990.00    225,327
                    Sextant Bond Income Fund              623,415.00    165,574
                    Sextant Short Term Bond Fund          892,239.00    178,249
                    Sextant International Fund            328,284.00     65,795

                                                          Dollars       Shares
          10)  Number and aggregate sale price of
               securities dividends reinvested         $  312,310.00     60,016

                    Sextant Growth Fund                    28,060.00      3,782
                    Idaho Tax Exempt Fund                 226,992.00     44,240
                    Sextant Bond Income Fund               52,937.00     11,132
                    Sextant Short Term Bond Fund            4,321.00        862
                    Sextant International Fund                  0.00          0

          11)  Number and aggregate sale price of
               securities sold and reinvested          $3,256,989.00    738,072

                    Sextant Growth Fund                   334,811.00     46,893
                    Idaho Tax Exempt Fund               1,020,982.00    269,567
                    Sextant Bond Income Fund              676,352.00    176,706
                    Sextant Short Term Bond Fund          896,560.00    179,111
                    Sextant International Fund            328,284.00     65,795

          12)  Number and aggregate sale price of
               securities redeemed                     $4,987,699.00  1,075,020

                    Sextant Growth Fund                   444,025.00     67,343
                    Idaho Tax Exempt Fund               3,329,049.00    717,954
                    Sextant Bond Income Fund            1,192,060.00    285,218



                    Sextant Short Term Bond Fund           22,565.00      4,505
                    Sextant International Fund                  0.00          0

          13)  Calculation of Registration Fee:

               i)   Aggregate sale price of securities sold
                    during the fiscal year in reliance on
                    Rule 24f-2 (from item 11)               $2,944,679

               ii)  Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from item 10)                    $  312,310

               iii) Aggregate price of shares redeemed or
                    repurchased during the fiscal year (if
                    applicable)                            ($4,987,699)

               iv)  Net aggregate price of securities sold
                    during the fiscal year in reliance upon
                    registration pursuant to Section 24f-2
                                                           ($1,730,710)

               v)   Fee calculation (1/29 of 1% of Net
                    Aggregate securities sold)                ($596.75)

               vi)  Fee Payable                                  $0.00


          /s/ Teresa K. Anderson
          Teresa K. Anderson, CMA
          Assistant Controller

                           [Barnes & Thornburg Letterhead]



                              January 23, 1996




          Saturna Investment Trust
          1300 North State Street
          Bellingham, Washington  98225-4730

               Re:  Rule 24f-2 Notice Filing

          Gentlemen:

               In connection with the registration of an indefinite number of units (the "Units") registered by Saturna Investment Trust (the "Trust") with respect to the following series:

                                 Sextant Growth Fund
                               Sextant bond Income Fund
                             Sextant Short Term Bond Fund
                              Sextant International Fund
                                Idaho Tax Exempt Fund

          (the "Series"), we have been asked to provide the opinion of counsel required pursuant to Rule 24f-2(b)(1)(v), to accompany the notice (the "Notice") required to be filed by the Trust pursuant to Rule 24f-2, promulgated pursuant to Section 24(f) of the Investment Company Act of 1940, as amended. In rendering this opinion, we have examined such documents (including the audited financial statements of the Trust's Series as of November 30, 1995), records and questions of law as we deemed it necessary to examine for the purpose of this opinion.

               Based on that examination and investigation, it is our opinion that the Units of each Series which are the subject of the Notice have been validly issued, fully paid and are not liable to further assessment.

                                             Very truly yours,

                                             /s/ Barnes & Thornburg